ASSETS HELD FOR SALE - Schedule of Assets and Liabilities Classified As Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets Held For Sale [Line Items]
Cash and cash equivalents	$ 2,093	$ 3,135	$ 1,141	$ 998
Restricted cash	220	286
Trade receivables and other current assets	2,542	2,124
Equity-accounted investments	4,087	2,740	$ 2,546	$ 1,392
Property, plant and equipment, at fair value	70,456	73,475
Deferred income tax assets	493	330
Other long-term assets	953	941
Total Assets	98,701	94,809
Current liabilities	21,698	14,565
Non-recourse borrowings	7,384	5,005
Deferred income tax liabilities	9,395	8,439
Other long-term liabilities	1,824	2,076
Liabilities directly associated with assets held for sale	63,727	58,353
Assets and liabilities classified as held for sale
Assets Held For Sale [Line Items]
Cash and cash equivalents	79	48
Restricted cash	88	14
Trade receivables and other current assets	94	51
Financial instrument assets	160	37
Equity-accounted investments	0	421
Property, plant and equipment, at fair value	5,582	1,343
Deferred income tax assets	0	9
Other long-term assets	139	126
Total Assets	6,142	2,049
Current liabilities	99	57
Non-recourse borrowings	2,359	797
Financial instrument liabilities	1,095	3
Deferred income tax liabilities	73	131
Provisions	203	10
Other long-term liabilities	192	38
Liabilities directly associated with assets held for sale	4,021	$ 1,036
Assets and liabilities classified as held for sale | U.S. Utility-scale Solar Portfolio
Assets Held For Sale [Line Items]
Cash and cash equivalents	0
Restricted cash	34
Trade receivables and other current assets	22
Financial instrument assets	4
Equity-accounted investments	0
Property, plant and equipment, at fair value	880
Deferred income tax assets	0
Other long-term assets	0
Total Assets	940
Current liabilities	5
Non-recourse borrowings	398
Financial instrument liabilities	2
Deferred income tax liabilities	0
Provisions	84
Other long-term liabilities	55
Liabilities directly associated with assets held for sale	544
Assets and liabilities classified as held for sale | Spain Distributed Generation Portfolio
Assets Held For Sale [Line Items]
Cash and cash equivalents	23
Restricted cash	0
Trade receivables and other current assets	31
Financial instrument assets	0
Equity-accounted investments	0
Property, plant and equipment, at fair value	236
Deferred income tax assets	0
Other long-term assets	108
Total Assets	398
Current liabilities	19
Non-recourse borrowings	181
Financial instrument liabilities	0
Deferred income tax liabilities	20
Provisions	0
Other long-term liabilities	0
Liabilities directly associated with assets held for sale	220
Assets and liabilities classified as held for sale | U.S. Renewable Portfolio
Assets Held For Sale [Line Items]
Cash and cash equivalents	50
Restricted cash	51
Trade receivables and other current assets	23
Financial instrument assets	155
Equity-accounted investments	0
Property, plant and equipment, at fair value	3,883
Deferred income tax assets	0
Other long-term assets	31
Total Assets	4,193
Current liabilities	68
Non-recourse borrowings	1,548
Financial instrument liabilities	1,091
Deferred income tax liabilities	0
Provisions	116
Other long-term liabilities	118
Liabilities directly associated with assets held for sale	2,941
Assets and liabilities classified as held for sale | Other
Assets Held For Sale [Line Items]
Cash and cash equivalents	6
Restricted cash	3
Trade receivables and other current assets	18
Financial instrument assets	1
Equity-accounted investments	0
Property, plant and equipment, at fair value	583
Deferred income tax assets	0
Other long-term assets	0
Total Assets	611
Current liabilities	7
Non-recourse borrowings	232
Financial instrument liabilities	2
Deferred income tax liabilities	53
Provisions	3
Other long-term liabilities	19
Liabilities directly associated with assets held for sale	$ 316